Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.425	$ 1.64	$ 1.60	$ 1.52